Subsequent events (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
May 25, 2022 USD ($) shares
Subsequent Event [Line Items]
Advance amount | $	$ 8,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Issuance of shares	880,000
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of shares	160,000
Forfeiture of shares	160,000